FINANCIAL RISK MANAGEMENT, Financial Instruments Not Measured At Fair Value (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Not Measured at Fair Value [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	S/ 192,596,485	S/ 176,709,974
Financial liabilities, at fair value	204,095,605	198,699,042
Financial assets	192,922,371	176,006,344
Financial liabilities	202,131,460	197,404,904
Deposits and Obligations [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	150,340,862	142,365,502
Financial liabilities	150,340,862	142,365,502
Payables from Repurchase Agreements and Securities Lending [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	22,013,866	27,923,617
Financial liabilities	22,013,866	27,923,617
Due to Banks and Correspondents and Other Entities [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	8,910,930	6,327,779
Financial liabilities	7,212,946	5,978,257
Due from Customers on Banker's Acceptances Outstanding [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	532,404	455,343
Financial liabilities	532,404	455,343
Payable to Reinsurers and Coinsurers [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	463,825	338,446
Financial liabilities	463,825	338,446
Lease Liabilities [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	655,294	750,578
Financial liabilities	655,294	750,578
Bond and Notes Issued [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	17,344,990	17,264,023
Financial liabilities	17,078,829	16,319,407
Other Liabilities [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	3,833,434	3,273,754
Financial liabilities	3,833,434	3,273,754
Cash and Due from Banks [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	39,320,740	36,752,994
Financial assets	39,320,740	36,752,994
Cash Collateral, Reverse Repurchase Agreements and Securities Borrowing [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	1,766,948	2,394,302
Financial assets	1,766,948	2,394,302
Investments at Amortized Cost [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	7,939,673	5,666,012
Financial assets	8,265,559	4,962,382
Loans, Net [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	139,120,104	127,761,125
Financial assets	139,120,104	127,761,125
Premiums and Other Policies Receivable [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	921,103	937,223
Financial assets	921,103	937,223
Accounts Receivable from Reinsurers and Coinsurers [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	1,198,379	919,419
Financial assets	1,198,379	919,419
Due from Customers on Banker's Acceptances [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	532,404	455,343
Financial assets	532,404	455,343
Other Assets [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	1,797,134	1,823,556
Financial assets	1,797,134	1,823,556
Level 1 [Member] | Not Measured at Fair Value [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	7,618,178	5,552,020
Financial liabilities, at fair value	0	0
Level 1 [Member] | Deposits and Obligations [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Level 1 [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Level 1 [Member] | Due to Banks and Correspondents and Other Entities [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Level 1 [Member] | Due from Customers on Banker's Acceptances Outstanding [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Level 1 [Member] | Payable to Reinsurers and Coinsurers [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Level 1 [Member] | Lease Liabilities [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Level 1 [Member] | Bond and Notes Issued [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Level 1 [Member] | Other Liabilities [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Level 1 [Member] | Cash and Due from Banks [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 1 [Member] | Cash Collateral, Reverse Repurchase Agreements and Securities Borrowing [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 1 [Member] | Investments at Amortized Cost [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	7,618,178	5,552,020
Level 1 [Member] | Loans, Net [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 1 [Member] | Premiums and Other Policies Receivable [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 1 [Member] | Accounts Receivable from Reinsurers and Coinsurers [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 1 [Member] | Due from Customers on Banker's Acceptances [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 1 [Member] | Other Assets [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 2 [Member] | Not Measured at Fair Value [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	184,978,307	171,157,954
Financial liabilities, at fair value	204,095,605	198,699,042
Level 2 [Member] | Deposits and Obligations [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	150,340,862	142,365,502
Level 2 [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	22,013,866	27,923,617
Level 2 [Member] | Due to Banks and Correspondents and Other Entities [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	8,910,930	6,327,779
Level 2 [Member] | Due from Customers on Banker's Acceptances Outstanding [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	532,404	455,343
Level 2 [Member] | Payable to Reinsurers and Coinsurers [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	463,825	338,446
Level 2 [Member] | Lease Liabilities [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	655,294	750,578
Level 2 [Member] | Bond and Notes Issued [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	17,344,990	17,264,023
Level 2 [Member] | Other Liabilities [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	3,833,434	3,273,754
Level 2 [Member] | Cash and Due from Banks [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	39,320,740	36,752,994
Level 2 [Member] | Cash Collateral, Reverse Repurchase Agreements and Securities Borrowing [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	1,766,948	2,394,302
Level 2 [Member] | Investments at Amortized Cost [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	321,495	113,992
Level 2 [Member] | Loans, Net [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	139,120,104	127,761,125
Level 2 [Member] | Premiums and Other Policies Receivable [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	921,103	937,223
Level 2 [Member] | Accounts Receivable from Reinsurers and Coinsurers [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	1,198,379	919,419
Level 2 [Member] | Due from Customers on Banker's Acceptances [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	532,404	455,343
Level 2 [Member] | Other Assets [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	1,797,134	1,823,556
Level 3 [Member] | Not Measured at Fair Value [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	0	0
Financial liabilities, at fair value	0	0
Level 3 [Member] | Deposits and Obligations [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Level 3 [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Level 3 [Member] | Due to Banks and Correspondents and Other Entities [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Level 3 [Member] | Due from Customers on Banker's Acceptances Outstanding [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Level 3 [Member] | Payable to Reinsurers and Coinsurers [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Level 3 [Member] | Lease Liabilities [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Level 3 [Member] | Bond and Notes Issued [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Level 3 [Member] | Other Liabilities [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Level 3 [Member] | Cash and Due from Banks [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 3 [Member] | Cash Collateral, Reverse Repurchase Agreements and Securities Borrowing [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 3 [Member] | Investments at Amortized Cost [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 3 [Member] | Loans, Net [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 3 [Member] | Premiums and Other Policies Receivable [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 3 [Member] | Accounts Receivable from Reinsurers and Coinsurers [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 3 [Member] | Due from Customers on Banker's Acceptances [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 3 [Member] | Other Assets [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	S/ 0	S/ 0